UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2009

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited)	November 30, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 99.8%
Education - 3.3%
	California EFA Revenue:
$1,020,000	5.500% due 7/1/15	$936,594
2,980,000	Claremont University Center, 5.000% due 3/1/24	3,009,383
8,320,000	Occidental College, 5.300% due 10/1/38	8,395,296
3,000,000	California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, NATL/FGIC, 5.000% due 5/1/31	2,734,680
	California Municipal Finance Authority Revenue, Biola University:
2,500,000	5.800% due 10/1/28	2,542,675
2,000,000	5.875% due 10/1/34	2,020,660
5,545,000	California State University Revenue, Refunding, FSA, 5.000% due 11/1/37	5,495,317
1,000,000	Fullerton University Foundation, Auxiliary Organization Revenue, NATL, 5.750% due 7/1/30	1,020,960

	Total Education	26,155,565

Health Care - 15.4%
7,500,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare, 6.250% due 8/1/39	7,774,275
	California Health Facilities Financing Authority Revenue:
10,000,000	Adventist Health System, 5.750% due 9/1/39	9,817,300
10,000,000	Cedars-Sinai Medical Center, 5.000% due 8/15/34	9,129,100
2,500,000	Marshall Hospital, CMI, 5.250% due 11/1/18	2,501,225
	Providence Health & Services:
3,750,000	6.500% due 10/1/38	4,124,700
6,000,000	5.500% due 10/1/39	6,099,720
	Sutter Health, FSA:
510,000	5.125% due 8/15/17	510,107
520,000	5.250% due 8/15/27	520,052
	Unrefunded Balance:
2,050,000	Catholic-2005-A, NATL, 5.125% due 7/1/24	2,049,897
1,870,000	NATL, 5.000% due 8/15/19	1,885,016
	California Statewide CDA Revenue:
	Catholic Healthcare West:
5,000,000	5.500% due 7/1/30	5,067,750
6,000,000	5.625% due 7/1/35	6,124,440
17,475,000	Enloe Medical Center, CMI, 6.250% due 8/15/33	18,210,348
10,000,000	FHA, Methodist Hospital Project, 6.750% due 2/1/38	11,180,700
	Health Facility:
4,000,000	Adventist Health System, 5.000% due 3/1/35	3,509,240
6,035,000	Los Angeles Jewish Home for the Aging, CMI, 5.000% due 11/15/37	5,397,644
7,000,000	John Muir Health, 5.125% due 7/1/39	6,707,610
11,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	11,003,300
1,000,000	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, NATL, 5.125% due 6/1/17	1,004,960
10,000,000	Palomar, CA, Pomerado Health Care District, COP, 6.625% due 11/1/29	9,746,100

	Total Health Care	122,363,484

Housing - 6.8%
	California Housing Finance Agency:
	Revenue:
	Home Mortgage:
15,000,000	5.050% due 2/1/29 (a)	13,903,950
10,000,000	5.550% due 8/1/33 (a)	9,580,300
3,000,000	4.700% due 8/1/36 (a)	2,316,060
2,000,000	4.800% due 8/1/36 (a)	1,670,960
15,000,000	4.800% due 8/1/37 (a)	11,959,050

See Notes to Schedule of Investments.

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Housing - 6.8% (continued)
$2,500,000	5.600% due 8/1/38 (a)	$2,331,475
9,160,000	5.500% due 8/1/42 (a)	9,175,389
	Capital Appreciation:
155,000	Zero coupon bond to yield 11.493% due 8/1/16	73,574
145,000	FHA, zero coupon bond to yield 10.751% due 8/1/15	81,335
10,000	MGIC, 10.250% due 2/1/14	10,071
665,000	MFH III, NATL, 5.850% due 8/1/17 (a)	665,751
	Single-Family Mortgage Purchase:
65,000	4.800% due 8/1/12 (a)	65,066
900,000	NATL, 5.375% due 8/1/21 (a)	899,865
140,000	California Rural Home Mortgage Financing Authority, Single-Family Mortgage, Revenue, Mortgage-Backed Securities, GNMA/FNMA- Collateralized, 6.000% due 12/1/31 (a)	140,552
660,000	San Francisco, CA, City & County RDA Multi-Family Revenue, 1045 Mission Apartments, GNMA-Collateralized, 5.200% due 12/20/17 (a)	660,396

	Total Housing	53,533,794

Industrial Revenue - 2.6%
5,250,000	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	5,042,100
1,500,000	California PCFA Revenue, San Diego Gas & Electric Co., 6.800% due 6/1/15 (a)	1,674,795
7,500,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/27	7,321,050
6,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.625% due 10/1/29	6,417,240

	Total Industrial Revenue	20,455,185

Leasing - 13.7%
2,000,000	Anaheim, CA, COP, Regular Fixed Option Bonds, NATL, 6.200% due 7/16/23	2,021,840
2,500,000	California State Public Works Board, Lease Revenue, Department of Corrections, NATL, 5.000% due 9/1/21	2,459,675
4,000,000	Cucamonga County, CA, Water District, COP, NATL/FGIC, 5.125% due 9/1/31	4,028,680
770,000	Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, NATL/FGIC, 6.750% due 7/1/12	818,071
15,000	Escondido, CA, Union High School District, COP, NATL/FGIC, 5.000% due 9/1/37	13,107
1,720,000	Lodi, CA, Wastewater Systems Revenue, COP, NATL, 5.000% due 10/1/23	1,762,088
	Los Angeles, CA:
20,000,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	20,657,600
4,000,000	Municipal Improvement Corp., Lease Revenue, 5.000% due 9/1/38	3,840,680
15,000,000	Modesto, CA, Irrigation District, COP, Capital Improvements, 5.750% due 10/1/34	15,568,800
2,000,000	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC, 5.125% due 12/1/31	2,088,060
1,925,000	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA, 5.125% due 6/1/21	1,963,885
4,500,000	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, NATL, 5.500% due 11/1/29	4,553,865
	Riverside County, CA, COP, Historic Courthouse Project:
2,320,000	5.000% due 11/1/23	2,333,804
2,705,000	5.000% due 11/1/28	2,643,434
	San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC:
14,000,000	5.250% due 10/1/26	14,151,060
5,000,000	5.250% due 10/1/33	4,979,400

See Notes to Schedule of Investments.

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Leasing - 13.7% (continued)
	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus:
$5,000,000	5.000% due 7/15/33	$5,024,050
2,000,000	5.000% due 7/15/36	1,976,680
	Santa Ana, CA:
2,875,000	Financing Authority Lease Revenue, Police Administration & Holding Facility, NATL, 6.250% due 7/1/24	3,122,049
3,000,000	USD, COP, Refunding, NATL, 5.250% due 4/1/37	2,849,670
2,795,000	Solano County, CA, COP, Capital Improvement Program, AMBAC, 5.000% due 11/15/19	2,822,950
5,340,000	Southern California Water Replenishment District Revenue, COP, 6.000% due 8/1/38	5,664,993
	Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, NATL/FGIC:
2,000,000	5.125% due 9/1/30	1,898,220
1,900,000	5.250% due 9/1/34	1,743,155

	Total Leasing	108,985,816

Local General Obligation - 2.1%
2,000,000	Adelanto, CA, School District, GO, Capital Appreciation, NATL/FGIC, zero coupon bond to yield 6.700% due 9/1/18	1,316,560
3,000,000	Placentia-Yorba Linda, CA, GO, USD, NATL/FGIC, 5.500% due 8/1/27	3,234,420
10,000,000	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC, 5.625% due 10/1/37	10,616,800
1,000,000	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,084,290

	Total Local General Obligation	16,252,070

Other - 3.5%
17,900,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jackson Laboratory, 5.750% due 7/1/37	17,044,917
	California Infrastructure & Economic Development Bank, Revenue, Salvation Army Western, AMBAC:
2,120,000	5.000% due 9/1/27	2,218,580
3,065,000	5.000% due 9/1/28	3,191,063
5,550,000	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, NATL, 5.000% due 2/1/21	5,262,732

	Total Other	27,717,292

Power - 11.0%
16,610,000	Chula Vista, CA, IDR, San Diego Gas & Electric Co., 5.875% due 2/15/34	18,011,552
25,000,000	Imperial Irrigation District Electric Revenue, 5.125% due 11/1/38	24,463,750
7,000,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase, 5.500% due 11/15/37	6,363,630
30,000,000	M-S-R Energy Authority, CA, 6.500% due 11/1/39	30,719,400
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/24	7,631,100

	Total Power	87,189,432

Pre-Refunded/Escrowed to Maturity - 21.8%
	California Health Facilities Financing Authority Revenue, Kaiser Permanente:
1,750,000	5.250% due 10/1/14 (b)	1,773,782
3,500,000	FSA, 5.000% due 6/1/18 (b)	3,541,475
2,000,000	California State University Foundation Revenue, Monterey Bay, NATL, 5.350% due 6/1/31 (c)	2,147,040
270,000	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (a)(b)	342,406
20,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (c)	23,614,200

See Notes to Schedule of Investments.

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Pre-Refunded/Escrowed to Maturity - 21.8% (continued)
$2,190,000	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, FSA, 6.250% due 8/1/11 (a)(b)	$2,278,410
70,000	Martinez, CA, Home Mortgage Revenue, UGRIC, 10.750% due 2/1/16 (b)	89,784
2,670,000	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL, 5.800% due 8/1/23 (b)	3,112,339
3,325,000	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 8.300% due 12/1/13 (a)(b)	4,081,737
6,000,000	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL, zero coupon bond to yield 11.625% due 10/1/16 (b)	5,056,980
300,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, NATL-IBC, 6.250% due 7/1/13 (b)	354,867
2,000,000	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL, 6.368% due 7/1/22 (b)	2,372,380
	Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	8.300% due 11/1/12 (a)(b)	3,096,709
1,000,000	7.800% due 5/1/21 (a)(b)	1,375,390
1,500,000	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA- Collateralized, 8.000% due 7/1/16 (a)(b)	1,984,650
2,000,000	San Bernardino County, CA, COP, Capital Facilities Project, 6.875% due 8/1/24 (b)	2,647,360
70,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (b)	79,979
	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:
5,000,000	Zero coupon bond to yield 7.700% due 1/1/14 (b)	4,693,000
60,000,000	Zero coupon bond to yield 7.750% due 1/1/16 (b)	52,120,200
17,500,000	Zero coupon bond to yield 7.750% due 1/1/17 (b)	14,125,125
25,000,000	Zero coupon bond to yield 7.750% due 1/1/18 (b)	19,468,500
20,000,000	Zero coupon bond to yield 7.750% due 1/1/19 (b)	14,700,800
4,310,000	San Marcos, CA, PFA, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19 (b)	3,054,281
210,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	224,855
1,250,000	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23 (b)	1,399,488
5,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (c)	5,295,100

	Total Pre-Refunded/Escrowed to Maturity	173,030,837

Solid Waste/Resource Recovery - 0.2%
1,900,000	El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC, 5.125% due 10/1/27	1,617,470
250,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, 6.000% due 12/1/14	263,245

	Total Solid Waste/Resource Recovery	1,880,715

Special Tax Obligation - 6.5%
5,000,000	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, NATL, 5.500% due 9/1/33	5,243,900
	Folsom Public Financing Authority, Special Tax Revenue, AMBAC:
2,240,000	5.000% due 9/1/21	2,112,992
1,135,000	5.000% due 9/1/22	1,071,236
1,845,000	5.000% due 9/1/23	1,733,045
6,485,000	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, NATL, 5.125% due 8/1/31	5,661,470
6,500,000	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC, 5.125% due 9/1/32	5,899,270

See Notes to Schedule of Investments.

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Special Tax Obligation - 6.5% (continued)
$3,250,000	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, FSA, 5.500% due 9/1/14	$3,257,118
9,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 5.750% due 8/1/37	9,132,480
2,500,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, FSA, Refunding, 5.250% due 9/1/20	2,524,550
2,800,000	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA, 5.250% due 9/1/18	2,805,096
5,500,000	San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC, 5.000% due 7/1/28	5,534,265
1,500,000	Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL, 7.250% due 8/1/14	1,729,425
2,000,000	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, NATL, 7.000% due 9/1/10	2,083,060
2,695,000	Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.000% due 11/1/30	2,333,735

	Total Special Tax Obligation	51,121,642

State General Obligation - 0.1%
1,000,000	California State, GO, Veterans Bonds, 9.500% due 2/1/10	1,012,960

Transportation - 11.0%
4,175,000	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, 5.000% due 4/1/34	4,208,651
1,250,000	Fresno, CA, Airport Revenue, FSA, 5.500% due 7/1/30	1,268,025
	Los Angeles, CA:
12,500,000	Department of Airports Revenue, 5.000% due 5/15/34 (d)	12,189,625
16,000,000	Harbor Department Revenue, 5.250% due 8/1/39	16,512,800
	Sacramento County, CA, Airport System Revenue:
5,000,000	FSA, 5.750% due 7/1/24 (a)	5,202,150
20,000,000	PFC/Grant, 6.000% due 7/1/35	21,194,200
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
10,000,000	6.750% due 5/1/11 (a)(e)	10,519,700
10,000,000	5.250% due 5/1/32	10,021,600
6,000,000	Refunding, 5.250% due 5/1/26	6,282,000

	Total Transportation	87,398,751

Water & Sewer - 1.8%
6,000,000	Clovis, CA, Sewer Revenue, NATL, 5.200% due 8/1/28	6,021,240
3,205,000	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, NATL, 5.375% due 8/1/30	3,212,692
5,000,000	Western Municipal Water District Facilities Authority, CA, Water Revenue, 5.000% due 10/1/39	5,026,650

	Total Water & Sewer	14,260,582

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $736,603,631)	791,358,125

SHORT-TERM INVESTMENTS - 0.7%
General Obligation - 0.1%
300,000	California State, GO, Kindergarten - University, LOC-Citibank N.A., 0.190%, 12/1/09 (f)	300,000
300,000	Commonwealth of Puerto Rico, GO, Public Improvements, FSA, SPA-Dexia Bank, 0.290%, 12/3/09 (f)	300,000

	Total General Obligation	600,000

See Notes to Schedule of Investments.

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 0.7% (continued)
Health Care - 0.0%
$500,000	California Health Facilities Finance Authority, Adventist Health System, LOC-Wachovia Bank, 0.170%, 12/1/09 (f)	$500,000

Power - 0.1%
600,000	M-S-R Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local, 0.190%, 12/1/09 (f)	600,000

Public Facilities - 0.1%
700,000	Irvine, CA, Improvement Bond Act 1915, Revenue, Limited Obligation, Reassessment District 85-7, FSA, SPA-Dexia Credit Local, 0.240%, 12/1/09 (f)	700,000

Utility - 0.3%
2,700,000	California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase, 0.200%, 12/1/09 (f)	2,700,000

Water & Sewer - 0.1%
500,000	Metropolitan Water District of Southern California, SPA-Lloyds TSB Bank PLC, 0.240%, 12/1/09 (f)	500,000
100,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, LIQ-Bank of America N.A., 0.200%, 12/1/09 (f)	100,000

	Total Water & Sewer	600,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,700,000)	5,700,000

	TOTAL INVESTMENTS - 100.5% (Cost - $742,303,631#)	797,058,125
	Liabilities in Excess of Other Assets - (0.5)%	(4,111,435)

	TOTAL NET ASSETS - 100.0%	$792,946,690

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is purchased on a when-issued basis.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

Legg Mason Western Asset California Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

MFH	— Multi-Family Housing
MGIC	— Mortgage Guaranty Insurance Corporation - Insured Bonds
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement - Insured Bonds
UGRIC	— United Guaranty Residential Insurance Company - Insured Bonds
USD	— Unified School District

Ratings Table*

S&P/Moody’s/Fitch**

AAA/Aaa	23.5%
AA/Aa	33.5
A	37.3
BBB/Baa	3.9
A-1/VMIG1	0.7
NR	1.1

100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond ratings (unaudited) continued

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset California Municipals Fund (formerly known as Legg Mason Partners California Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157)(“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$791,358,125	—	$791,358,125
Short-term investments†	—	5,700,000	—	5,700,000

Total	—	$797,058,125	—	$797,058,125

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$63,276,874
Gross unrealized depreciation	(8,522,380)

Net unrealized appreciation	$54,754,494

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At November 30, 2009, the Fund did not have any derivative instruments outstanding. During the period ended November 30, 2009, the Fund had an average market value of $36,584,353 in futures contracts to sell.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 25, 2010